SCHEDULE OF ACCOUNT RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 26,533	$ 33,544
Allowance for credit losses	(12,570)	(15,567)
Total	$ 13,963	$ 17,977